Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $)																																																		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2007	Dec. 31, 2012 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]		Dec. 31, 2011 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]		Dec. 31, 2012 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2011 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2012 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]		Dec. 31, 2011 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]		Dec. 31, 2012 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]		Dec. 31, 2011 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]		Dec. 31, 2012 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2011 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2012 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]		Dec. 31, 2011 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]		Dec. 31, 2012 Statutory Trust VI, 3 Month LIBOR Plus 2.75% [Member]		Dec. 31, 2011 Statutory Trust VI, 3 Month LIBOR Plus 2.75% [Member]		Dec. 31, 2012 Statutory Trust VII, 3 Month LIBOR Plus 2.54% [Member]		Dec. 31, 2011 Statutory Trust VII, 3 Month LIBOR Plus 2.54% [Member]		Dec. 31, 2012 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]		Dec. 31, 2011 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]		Dec. 31, 2012 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]		Dec. 31, 2011 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]		Dec. 31, 2012 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]		Dec. 31, 2011 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]		Dec. 31, 2012 2.273 To 7.040% Fixed [Member]	Dec. 31, 2011 2.273 To 7.040% Fixed [Member]	Dec. 31, 2012 2.273 To 7.040% Fixed [Member] Minimum [Member]	Dec. 31, 2012 2.273 To 7.040% Fixed [Member] Maximum [Member]	Dec. 31, 2012 0.50 To 5.00% Fixed [Member]	Dec. 31, 2011 0.50 To 5.00% Fixed [Member]	Dec. 31, 2012 0.50 To 5.00% Fixed [Member] Minimum [Member]	Dec. 31, 2012 0.50 To 5.00% Fixed [Member] Maximum [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank notes																																																$ 233,812,000	$ 285,930,000
Notes payable - Investment fund contributions																																																				77,703,000	54,941,000
Junior subordinated debt			25,775,000	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	15,464,000	[1]	15,464,000	[1]	6,186,000	[1]	6,186,000	[1]	10,310,000	[1]	10,310,000	[1]	12,372,000	[1]	12,372,000	[1]	13,403,000	[1]	13,403,000	[1]	7,217,000	[1]	7,217,000	[1]	8,248,000	[1]	8,248,000	[1]	7,732,000	[1]	7,732,000	[1]
Total long-term debt	$ 423,377,000	$ 452,733,000
Long-term debt, fixed interest, percentage rate																																																		2.273%	7.04%			0.50%	5.00%
Debt instrument maturity date period, (in years)																																																						7	40
LIBOR plus rate				3.25%				3.15%				2.00%				1.60%				3.15%				1.435%				2.75%				2.54%				3.50%				3.30%				2.79%
3-month LIBOR rate	0.31%

[1]	The interest rate on the Company's long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. At December 31, 2012, the 3-month LIBOR rate was 0.31%.